                                        As filed pursuant to Rule 497(e) under
                                        the Securities Act of 1933 Registration
                                        Nos. 333-08859 and 811-7727

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
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                          VARIABLE ANNUITY ACCOUNT FIVE
                    OF ANCHOR NATIONAL LIFE INSURANCE COMPANY
              (PORTION RELATING TO THE SEASONS VARIABLE ANNUITIES)
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                      SUPPLEMENT TO THE SEASONS PROSPECTUS
                               DATED JULY 27, 2001

THE FOLLOWING REPLACES THE INVESTMENT PORTFOLIO EXPENSES FOR STRATEGY UNDERLYING PORTFOLIOS TABLE ON PAGE 7 OF THE PROSPECTUS:

        INVESTMENT PORTFOLIO EXPENSES FOR STRATEGY UNDERLYING PORTFOLIOS (as a percentage of daily net asset value of each investment portfolio as of the fiscal year end of the Trust ending March 31, 2001)

--------------------------------------------------------------------------------
                                                             TOTAL ANNUAL
                      MANAGEMENT FEES    OTHER EXPENSES        EXPENSES
--------------------------------------------------------------------------------
 SEASONS STRATEGY
    UNDERLYING
    PORTFOLIOS
--------------------------------------------------------------------------------
      Stock                 0.85%             0.10%             0.95%
--------------------------------------------------------------------------------
Asset Allocation:           0.85%             0.13%             0.98%
   Diversified
    Growth(1)(2)
--------------------------------------------------------------------------------
  Multi-Managed             0.89%             0.17%             1.06%
      Growth
--------------------------------------------------------------------------------
  Multi-Managed             0.85%             0.16%             1.01%
 Moderate Growth
--------------------------------------------------------------------------------
  Multi-Managed             0.81%             0.23%             1.04%
 Income/Equity(1)
--------------------------------------------------------------------------------
  Multi-Managed             0.77%             0.29%             1.06%
     Income
--------------------------------------------------------------------------------

(1) For this portfolio, the advisor SunAmerica Asset Management Corp. has voluntarily agreed to waive the fees or expenses, if necessary to keep operating expenses at or below established amounts. All waivers or reimbursements may be terminated at any time. Only certain portfolios relied upon these waivers and/or reimbursements during the fiscal year: absent fee waivers or reimbursements of expenses by the advisor (or custody credits) the expenses during the fiscal year would have been:
       Multi-Managed Income 1.09%. For the Multi-Managed Income/Equity Portfolio and the Asset Allocation: Diversified Growth Portfolio, the adviser recouped prior year expense reimbursements that were mathematically insignificant resulting in the expense ratios before and after recoupment remaining at 1.04% and 0.98%, respectively.

(2)    Gross of custody credits of 0.01%.


   THE ABOVE INVESTMENT PORTFOLIO EXPENSES WERE PROVIDED BY THE SEASONS SERIES TRUST. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

Date: December 3, 2001


                PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS.


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